OTHER DEFERRED CHARGES	3 Months Ended
Mar. 31, 2016
OTHER DEFERRED CHARGES.
OTHER DEFERRED CHARGES

NOTE 5 – OTHER DEFERRED CHARGES

We make expenditures for preliminary surveys and investigations for the purpose of determining the feasibility of contemplated generation and transmission projects. If construction results, the preliminary survey and investigation expenditures will be reclassified to electric plant - construction work in progress. If the work is abandoned, the related preliminary survey and investigation expenditures will be charged to the appropriate operating expense account or the expense could be deferred as a regulatory asset to be recovered from our Members in rates subject to approval by our Board, which has budgetary and rate-setting authority. As of March 31, 2016, preliminary surveys and investigations was primarily comprised of expenditures for the Holcomb Station Project of $88.0 million.

We make advance payments to the operating agents of jointly owned facilities.

Other deferred charges are as follows (thousands):

	March 31,	December 31,
	2016	2015
Preliminary surveys and investigations	$108,567	$107,146
Advances to operating agents of jointly owned facilities	16,871	11,537
Other	3,681	3,852
Total other deferred charges	$129,119	$122,535